BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (Narrative 1) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands									12 Months Ended
	Mar. 15, 2023 USD ($) shares	Mar. 15, 2023 HKD ($) $ / shares shares	Jul. 12, 2022 HKD ($) $ / shares shares	Jun. 18, 2021 USD ($) shares	Jun. 18, 2021 HKD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 HKD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jul. 26, 2022
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Carrying amount of equity method investments									$ 823,000		$ 2,991,000
Gain on previously held equity method investment										$ 5,500,000
Ganzi Changhe Data Center
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Total consideration						$ 13,841,000		¥ 88,200
Loto Interactive
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Price per share for business combination | $ / shares							$ 0.62
Percentage of Equity Securities Without Readily Determinable Fair Value										33.74%
Number of shares acquired | shares				30,642,534	30,642,534	169,354,839	169,354,839	169,354,839
Total consideration				$ 3,378,000	$ 26,224	$ 13,503,000	$ 105,000
Ownership interest held				59.80%	59.80%		54.20%
Gain on previously held equity method investment						$ 5,500,000
Exchange rate							0.1286
Total acquisition costs									$ 796,000
Loto Interactive | Sale And Purchase Agreement
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Percentage of equity interest acquired			51.00%
Loto Interactive Limited
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Price per share for business combination | $ / shares			$ 0.28
Percentage of equity interest acquired									8.79%
Consideration on sale of ownership interest			$ 78,308
Exchange rate												0.1274
Number of shares issued for acquisition | shares			279,673,200
Loto Interactive Limited | Manful Kingdom Limited [Member]
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Percentage of ownership interest sold			51.00%
Crypto Flow Technology Limited | Sale And Purchase Agreement
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Price per share for business combination | $ / shares		$ 0.38
Percentage of equity interest acquired		8.79%
Total consideration	$ 2,333,000	$ 18,314
Number of shares issued for acquisition | shares	48,195,605	48,195,605